Related-Party Transactions (Detail) - USD ($) $ in Millions		3 Months Ended		9 Months Ended
		Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Virginia Electric and Power Company
Related Party Transaction [Line Items]
Commodity purchases from affiliates		$ 170	$ 196	$ 561	$ 733
Services provided by affiliates	[1]	107	106	387	338
Virginia Electric and Power Company | Affiliated Entity
Related Party Transaction [Line Items]
Services provided to related parties		5	6	19	17
Dominion Energy Gas Holdings, LLC
Related Party Transaction [Line Items]
Services provided by affiliates	[2]	41	40	145	128
Services provided to related parties	[3]	38	65	128	197
Other receivables	[4]	9		9		$ 13
Dominion Energy Gas Holdings, LLC | Affiliated Entity
Related Party Transaction [Line Items]
Services provided to related parties		60	$ 39	187	$ 124
Imbalances receivable from affiliates		7		7		16
Imbalances payable to affiliates	[5]	$ 1		$ 1		$ 4

[1]	Includes capitalized expenditures of $33 million and $34 million for the three months ended September 30, 2019 and 2018, respectively, and $100 million and $109 million for the nine months ended September 30, 2019 and 2018, respectively.
[2]	Includes capitalized expenditures of $9 million for both the three months ended September 30, 2019 and 2018 and $20 million and $27 million for the nine months ended September 30, 2019 and 2018, respectively.
[3]	Includes amounts attributable to Atlantic Coast Pipeline, a related-party VIE.
[4]	Represents amounts due from Atlantic Coast Pipeline, a related-party VIE.
[5]	Amounts are presented in other current liabilities in Dominion Energy Gas’ Consolidated Balance Sheets.